Redeemable noncontrolling interests	12 Months Ended
Dec. 31, 2016
Redeemable noncontrolling interests
Redeemable noncontrolling interests
18.	Redeemable noncontrolling interests

	2015	2016
	RMB	RMB

Balance as of January 1	-	1,697,718
Issuance of subsidiary shares	1,583,908	2,036,641
Accretion to redeemable noncontrolling interests	113,810	205,287

	1,697,718	3,939,646

In 2015 and 2016, Yixin, a subsidiary of the Group, issued redeemable convertible preference shares to certain third-party investors. The redeemable convertible preference shares contain conversion features and redemption features. The Group records accretion of redemption value in accordance with ASC 480 “Distinguishing Liabilities from Equity”. The Group elects to use the effective interest method for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the noncontrolling interests.

After the issuance of redeemable convertible preference shares in 2016, the Group holds 100% of ordinary shares of Yixin and approximately 46.9% equity interest in Yixin on a fully diluted basis. As the Group has a majority of voting power at the board of directors of Yixin, the Group remains control over Yixin and therefore continues to consolidate it.